UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2%	Rate (%)	Date	Amount ($)	Value ($)
California - 98.3%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	6,102,350
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000	3,570,090
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/37	1,650,000	2,009,040
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platimum
Triangle)	4.00	9/1/41	6,000,000	6,588,120
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platimum
Triangle)	4.00	9/1/46	2,000,000	2,191,560
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/43	7,500,000	9,061,200
California,
GO	5.00	8/1/22	5,000,000	5,092,250
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,874,550
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000	16,781,025
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000	5,599,650
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	17,176,200
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,067,135
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	30,034,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	23,394,930
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	11,031,143
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,536,220
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	34,428,000
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	11,804,900
California,
GO (Various Purpose)	5.00	9/1/36	10,000,000	12,501,100
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,927,150
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	20,117,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 98.3% (continued)
California,
GO (Various Purpose)	5.00	9/1/45	2,500,000	3,117,650
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,000,000	5,675,350
California Department of Water Resources,
Water System Revenue (Central Valley
Project)	5.00	12/1/26	230,000	247,662
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/40	5,000,000	6,002,900
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/45	2,305,000	2,755,489
California Educational Facilities Authority,
Revenue (Occidental College)	5.00	10/1/45	500,000	614,225
California Educational Facilities Authority,
Revenue (Pepperdine University)	5.00	9/1/45	5,000,000	6,128,300
California Educational Facilities Authority,
Revenue (Pooled College and University
Projects) (Escrowed to Maturity)	5.63	7/1/23	120,000	140,408
California Educational Facilities Authority,
Revenue (University of Southern
California)	5.25	10/1/38	5,000,000	5,463,400
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/39	7,500,000	8,274,375
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00 11/15/23		1,650,000	2,010,344
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00 11/15/24		1,600,000	1,944,896
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/30	3,500,000	4,377,835
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/31	4,430,000	5,510,787
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/35	6,500,000	7,364,760
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/47	10,000,000	11,170,600
California Health Facilities Financing
Authority,
Revenue (Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	9,779,760
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000	8,919,675

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
California Health Facilities Financing
Authority,
Revenue (Scripps Health)	5.00	11/15/36	7,525,000		8,477,213
California Health Facilities Financing
Authority,
Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,179,940
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/30	750,000		946,935
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/31	3,500,000		4,206,125
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/31	1,150,000		1,446,424
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	4.00	11/15/41	10,000,000		11,181,000
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/43	2,000,000		2,416,780
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	260,000		263,973
California Infrastructure and Economic
Development Bank,
Revenue (Academy of Motion Pictures
Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,705,198
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/41	1,750,000	[a]	1,910,370
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/46	1,670,000	[a]	1,816,259
California Municipal Finance Authority,
COP (Community Hospitals of Central
California Obligated Group)	5.25	2/1/27	3,965,000		4,031,810
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,716,105
California Pollution Control Financing
Authority,
Revenue (San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,228,750
California Pollution Control Financing
Authority,
Water Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[a]	8,480,775
California School Finance Authority,
Charter School Revenue (Aspire Public
Schools - Obligated Group)	5.00	8/1/41	1,750,000	[a]	2,019,535
California School Finance Authority,
School Facility Revenue (Alliance for
College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[a]	4,040,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		6,263,250
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/25	1,795,000		2,188,302
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,882,800
California State University Trustees,
Systemwide Revenue	5.00	11/1/27	85,000		90,987
California State University Trustees,
Systemwide Revenue	5.00	11/1/28	165,000		176,591
California Statewide Communities
Development Authority,
COP (The Internext Group)	5.38	4/1/30	4,800,000		4,817,856
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of
the West)	2.10	10/1/19	2,000,000		2,001,480
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of
the West)	5.00	10/1/45	3,550,000		4,164,718
California Statewide Communities
Development Authority,
Revenue (Buck Institute for Research
on Aging) (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/34	2,390,000		2,903,826
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,316,700
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		13,479,663
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,794,880
California Statewide Communities
Development Authority,
Revenue (Henry Mayo Newhall
Memorial Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,524,515
California Statewide Communities
Development Authority,
Revenue (John Muir Health)	5.00	8/15/41	1,200,000		1,480,200
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,499,050
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	5,250,000	[a]	6,102,075

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; FGIC)	5.75	7/1/47	10,000,000		10,932,700
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; National Public Finance
Guarantee Corp.)	5.13	7/1/24	5,000,000		5,397,050
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	3,000,000		3,642,690
California Statewide Communities
Development Authority,
School Facility Revenue (Aspire Public
Schools) (Prerefunded)	6.00	1/1/19	7,975,000	[b]	8,954,410
Eastern Municipal Water District,
Water and Wastewater Revenue	5.00	7/1/42	5,000,000		6,216,750
Escondido Union High School District,
GO	0.00	8/1/41	2,525,000	[c]	1,104,814
Escondido Union High School District,
GO	0.00	8/1/46	3,000,000	[c]	1,095,780
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue
(Insured; Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	[c]	5,545,600
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/40	3,500,000		4,266,710
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,827,379
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	9,755,000		9,910,982
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	70,000,000	[c]	7,449,400
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/47	8,000,000		8,032,320
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	12,500,000		12,779,000
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	4,043,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	4,121,199
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	4,223,913
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,609,780
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/37	2,500,000		3,101,575
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/38	1,800,000		2,233,134
Irvine Community Facilities District
Number 2013-3 Improvement Area
Number 1,
Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,869,225
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,990,593
Kaweah Delta Health Care District,
Revenue	5.00	6/1/40	2,500,000		2,961,400
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		4,303,600
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/29	1,190,000		1,419,396
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/30	1,110,000		1,318,047
Los Angeles County Public Works
Financing Authority,
LR	5.00	12/1/45	4,000,000		4,891,400
Los Angeles County Regional Financing
Authority,
Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,343,360
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	5,000,000		5,794,900
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/29	3,915,000		4,486,355
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/29	16,090,000		18,007,767
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/35	25,000,000		28,520,000
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/38	3,500,000		4,211,760
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/38	4,500,000		5,505,120
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		29,423,911

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,484,826
Metropolitan Water District of Southern
California,
Water Revenue	5.00	10/1/34	5,000,000		6,017,850
Metropolitan Water District of Southern
California,
Water Revenue	5.00	1/1/39	5,000,000		5,500,350
Metropolitan Water District of Southern
California,
Water Revenue	5.00	7/1/40	2,000,000		2,483,560
Murrieta Valley Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,553,059
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,361,321
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[b]	454,418
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National Public
Finance Guarantee Corp.)	6.30	7/1/18	16,935,000		17,847,796
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,946,203
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,865,370
Norwalk-La Mirada Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[c]	2,681,770
Oakland Redevelopment Successor Agency,
Subordinated Tax Allocation Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,601,110
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		6,304,000
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		4,264,155
Palomar Community College District,
GO	0/6.38	8/1/45	15,515,000	[d]	12,635,106
Peralta Community College District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	8/1/39	5,000,000		5,642,950
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/46	7,000,000	[c]	2,656,570
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		4,085,670
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000		2,393,560
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,483,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,357,725
Sacramento County Sanitation Districts
Financing Authority,
Revenue (Sacramento Regional County
Sanitation District)	5.00	12/1/26	7,000,000		8,432,410
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,163,800
Sacramento Municipal Utility District,
Electric Revenue	5.00	8/15/28	1,845,000		2,186,731
Sacramento Municipal Utility District,
Electric Revenue (Prerefunded)	5.00	8/15/21	655,000	[b]	786,812
San Bernardino County,
COP (Capital Facilities Project)
(Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,600,550
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,403,470
San Diego County Regional Transportation
Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		12,077,500
San Diego Public Facilities Financing
Authority,
Water Revenue (Prerefunded)	5.25	8/1/20	6,000,000	[b]	7,036,320
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000		8,028,104
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,409,060
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,382,100
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	1,000,000		1,287,190
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/32	1,000,000		1,267,500
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,940,500
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/18	445,000	[c]	405,925

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	5.00	8/1/18	1,585,000		1,715,636
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/21	500,000	[c]	384,245
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,803,600
Santa Margarita Water District Community
Facilities District Number 2013-1,
Special Tax Revenue (Village of
Sendero)	5.63	9/1/43	7,000,000		8,250,760
Santa Margarita Water District Community
Facilities District Number 99-1,
Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000		2,348,296
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000		1,748,490
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000		1,163,120
Southern California Public Power
Authority,
Revenue (Canyon Power Project)
(Prerefunded)	5.25	1/1/20	7,485,000	[b]	8,609,097
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000		3,613,070
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000		2,559,170
Southern California Public Power
Authority,
Revenue (Milford Wind Corridor Phase
I Project)	5.00	7/1/29	11,865,000		13,408,636
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/27	13,765,000		15,824,932
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,968,867
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,350,566
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000		2,983,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
North Redevelopment Project)	5.00	8/1/36	1,555,000		1,926,909
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/41	1,750,000		2,173,815
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/43	1,100,000		1,358,698
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/28	3,000,000		3,764,580
Tender Option Bond Trust Receipts (Series
2016-XM0375),
(Riverside County Transportation
Commission, Sales Tax Revenue) Non-
recourse	5.25	6/1/21	7,500,000	[a,e]	9,260,925
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	12,000,000	[a,e]	14,267,280
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	925,000		939,791
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		8,850,531
Torrance,
Revenue (Torrance Memorial Medical
Center)	5.00	9/1/40	3,000,000		3,330,300
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.63	1/1/29	8,000,000		8,864,880
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,339,861
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,162,121
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000		3,808,200

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.3% (continued)
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	3,000,000	[b]	3,415,740
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		11,837,200
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		12,012,900
University of California Regents,
Medical Center Pooled Revenue	4.00	5/15/44	3,000,000		3,355,410
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000		3,991,176
Wiseburn School District,
GO	0.00	8/1/37	6,400,000	[c]	3,325,184
					1,048,423,455
U.S. Related - 1.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,925,000		2,149,571
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	6,930,000		7,947,255
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,966,864
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	5,450,000	[b]	6,288,700
					20,352,390

Total Investments (cost $952,283,398)			100.2%		1,068,775,845
Liabilities, Less Cash and Receivables			(0.2%)		(1,866,658)
Net Assets			100.0%		1,066,909,187

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $47,897,759 or 4.49% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,068,775,845	-	1,068,775,845
Liabilities ($)
Floating Rate Notes††	-	(9,750,000)	-	(9,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2016, accumulated net unrealized appreciation on investments was $116,492,447, consisting of $116,620,304 gross unrealized appreciation and $127,857 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)